UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

# Massachusetts Investors Growth Stock Fund

2/28/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 2.6%
United Technologies Corp.	1,382,120	$56,431,958

Alcoholic Beverages – 1.1%
Diageo PLC	2,055,890	$24,032,183

Apparel Manufacturers – 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	508,950	$29,280,146
NIKE, Inc., “B”	847,700	35,204,981

		$64,485,127

Automotive – 0.0%
Harley-Davidson, Inc.	81,500	$823,150

Biotechnology – 2.5%
Genzyme Corp. (a)	880,430	$53,644,600

Broadcasting – 2.7%
Grupo Televisa S.A., ADR	1,049,440	$12,771,685
Omnicom Group, Inc.	1,880,170	45,180,485

		$57,952,170

Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	2,225,130	$28,281,402
Deutsche Boerse AG	240,630	11,098,035

		$39,379,437

Business Services – 10.5%
Accenture Ltd.	2,127,110	$62,090,341
Amdocs Ltd. (a)	1,363,480	22,838,290
Automatic Data Processing, Inc.	410,180	14,007,647
Fidelity National Information Services, Inc.	852,474	14,918,295
MasterCard, Inc., “A”	422,450	66,759,774
Visa, Inc., “A”	205,330	11,644,264
Western Union Co.	2,881,980	32,162,897

		$224,421,508

Cable TV – 0.5%
Comcast Corp., “A”	786,610	$10,273,127

Chemicals – 1.7%
3M Co.	774,690	$35,217,407

Computer Software – 6.1%
Microsoft Corp.	1,759,800	$28,420,770
Oracle Corp. (a)	5,705,330	88,660,828
VeriSign, Inc. (a)	692,360	13,383,319

		$130,464,917

Computer Software - Systems – 5.0%
Apple, Inc. (a)	306,170	$27,344,043
EMC Corp. (a)	2,064,270	21,674,835
Hewlett-Packard Co.	773,930	22,467,188
International Business Machines Corp.	378,010	34,788,260

		$106,274,326

Consumer Goods & Services – 3.7%
Colgate-Palmolive Co.	585,930	$35,261,267
Procter & Gamble Co.	927,356	44,670,739

		$79,932,006

Electrical Equipment – 5.1%
Danaher Corp.	1,202,650	$61,046,514
Rockwell Automation, Inc.	1,294,850	26,026,485

1

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
W.W. Grainger, Inc.	343,610	$22,733,238

		$109,806,237

Electronics – 5.1%
Intersil Corp., “A”	1,157,140	$11,698,685
KLA-Tencor Corp.	1,469,300	25,345,425
National Semiconductor Corp.	2,463,450	26,851,605
Samsung Electronics Co. Ltd., GDR	135,429	20,652,923
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,150,631	23,755,758

		$108,304,396

Energy - Integrated – 4.8%
Chevron Corp.	513,960	$31,202,512
Exxon Mobil Corp.	158,740	10,778,446
Hess Corp.	511,570	27,977,763
Marathon Oil Corp.	1,406,620	32,732,047

		$102,690,768

Food & Beverages – 4.8%
Groupe Danone	311,699	$14,956,670
Nestle S.A.	688,986	22,580,436
PepsiCo, Inc.	1,369,958	65,949,778

		$103,486,884

Food & Drug Stores – 3.0%
CVS Caremark Corp.	2,483,966	$63,937,285

General Merchandise – 1.0%
Kohl’s Corp. (a)	278,260	$9,778,056
Target Corp.	373,000	10,559,630

		$20,337,686

Internet – 3.2%
eBay, Inc. (a)	1,014,940	$11,032,398
Google, Inc., “A” (a)	167,810	56,718,102

		$67,750,500

Major Banks – 2.4%
Bank of New York Mellon Corp.	977,232	$21,665,233
State Street Corp.	1,140,440	28,818,919

		$50,484,152

Medical & Health Technology & Services – 2.6%
Medco Health Solutions, Inc. (a)	274,600	$11,143,268
Patterson Cos., Inc. (a)	1,450,310	26,207,102
VCA Antech, Inc. (a)	834,230	17,343,642

		$54,694,012

Medical Equipment – 7.8%
DENTSPLY International, Inc.	922,250	$21,322,420
Medtronic, Inc.	1,625,000	48,083,750
Stryker Corp.	298,210	10,040,731
Thermo Fisher Scientific, Inc. (a)	948,500	34,392,610
Waters Corp. (a)	883,460	31,115,461
Zimmer Holdings, Inc. (a)	635,310	22,248,556

		$167,203,528

Metals & Mining – 0.5%
BHP Billiton Ltd., ADR	306,140	$11,149,619

Network & Telecom – 3.6%
Cisco Systems, Inc. (a)	4,671,090	$68,057,781

2

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
Research in Motion Ltd. (a)	241,150	$9,631,531

		$77,689,312

Oil Services – 2.5%
Halliburton Co.	2,032,338	$33,147,433
Noble Corp.	817,570	20,104,046

		$53,251,479

Personal Computers & Peripherals – 0.9%
NetApp, Inc. (a)	1,389,070	$18,669,101

Pharmaceuticals – 5.0%
Allergan, Inc.	1,011,770	$39,195,970
Johnson & Johnson	587,770	29,388,500
Merck KGaA	256,250	19,227,435
Roche Holding AG	172,380	19,597,846

		$107,409,751

Printing & Publishing – 0.7%
Dun & Bradstreet Corp.	199,800	$14,779,206

Specialty Chemicals – 0.8%
Praxair, Inc.	306,570	$17,397,848

Specialty Stores – 1.3%
Staples, Inc.	1,753,315	$27,965,374

Telecommunications - Wireless – 1.0%
America Movil S.A.B. de C.V., “L”, ADR	433,050	$11,034,114
Rogers Communications, Inc., “B”	463,410	10,871,599

		$21,905,713

Trucking – 0.6%
United Parcel Service, Inc., “B”	326,839	$13,459,230

Total Common Stocks		$2,095,703,997

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	28,573,965	$28,573,965

Total Investments		$2,124,277,962

Other Assets, Less Liabilities – 0.7%		14,336,663

Net Assets – 100.0%		$2,138,614,625

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Massachusetts Investors Growth Stock Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,081,018,344	$43,259,618	$—	$2,124,277,962
Other Financial Instruments		$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,142,855,243

Gross unrealized appreciation	$11,915,990
Gross unrealized depreciation	(1,030,493,271)

Net unrealized appreciation (depreciation)	$(1,018,577,281)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	37,069,261	172,519,421	(181,014,717)	28,573,965

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$50,780	$28,573,965

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.